Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Document Information [Line Items]
Inventories	€ 1,048	€ 952	€ 814	€ 906
Gross carrying amount [member]
Document Information [Line Items]
Device inventories	629	593	485
Other products/services sold	125	77	75
Available broadcasting rights	102	102	93
Other supplies	258	242	223
Inventories	1,114	1,015	874
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (67)	€ (64)	€ (60)